Long-Term Investments (Tables)	6 Months Ended
Mar. 31, 2026
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

Long-term investments consisted of the following as of March 31, 2026 and September 30, 2025:

	March 31, 2026	September 30, 2025
Huashang Micro Finance Co.	$5,508,843	$5,337,828
Longwan Rural Commercial Bank	6,521,021	6,318,584
Wenzhou Longlian Development Co., Ltd	1,208,089	1,170,586
Long-term investment Cost	$13,237,953	$12,826,998
Less: provision for impairment	(1,208,089)	(1,170,586)
Long-term investment	$12,029,864	$11,656,412

Schedule of Provision for Impairment

Changes of provision for impairment are as follow:

	March 31, 2026	September 30, 2025
Beginning balance	$1,170,586	$-
Addition	-	1,155,411
Exchange difference	37,503	15,175
Ending balance	$1,208,089	$1,170,586